Notes Receivable, Net - Schedule of Notes Receivable and the Allowance for Credit Losses (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Schedule of Notes Receivable and the Allowance for Credit Losses [Abstract]
Notes receivable	¥ 25,592	$ 3,506	¥ 23,215
Less: allowance for credit losses					¥ (5,039)
Notes receivable, net	¥ 25,592	$ 3,506	¥ 23,215